Revenue and segment information (Assets and liabilities information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment assets	¥ 449,904,658	¥ 428,250,063
Including:
Segment liabilities	(298,288,460)	(297,871,017)
PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Segment assets	432,724,799	409,031,108
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	38,775,008
Investments in associates	18,086,187
Investments in joint ventures	2,744,522
Segment liabilities	(293,841,909)	(293,419,312)
PRC GAAP | Total [member]
Disclosure of operating segments [line items]
Segment assets		409,031,108
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)		41,525,598
Investments in associates		16,727,315
Investments in joint ventures		2,472,422
Segment liabilities		(293,419,312)
PRC power segment [member] | PRC GAAP
Disclosure of operating segments [line items]
Segment assets		356,050,595
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)		40,556,999
Investments in associates		13,187,050
Investments in joint ventures		1,239,866
Segment liabilities		(263,469,330)
PRC power segment [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Segment assets	382,917,976
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	38,156,544
Investments in associates	14,230,345
Investments in joint ventures	1,550,986
Segment liabilities	(265,407,038)
Overseas segment [member] | PRC GAAP
Disclosure of operating segments [line items]
Segment assets		43,122,947
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)		716,642
Segment liabilities		(27,397,122)
Overseas segment [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Segment assets	39,922,997
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	432,151
Segment liabilities	(23,933,317)
All other segments [member] | PRC GAAP
Disclosure of operating segments [line items]
Segment assets		9,857,566
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)		251,957
Investments in associates		3,540,265
Investments in joint ventures		1,232,556
Segment liabilities		¥ (2,552,860)
All other segments [member] | PRC GAAP | External revenue [member]
Disclosure of operating segments [line items]
Segment assets	9,883,826
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	186,313
Investments in associates	3,855,842
Investments in joint ventures	1,193,536
Segment liabilities	¥ (4,501,554)